CONSOLIDATED BALANCE SHEETS In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 Class A [Member] USD ($)	Dec. 31, 2013 Class A [Member] CNY	Dec. 31, 2012 Class A [Member] CNY	Dec. 31, 2013 Class B [Member] USD ($)	Dec. 31, 2013 Class B [Member] CNY	Dec. 31, 2012 Class B [Member] CNY
Current assets:
Cash and cash equivalents	$ 58,357	353,273	432,703
Restricted cash	1,150	6,964	709,417
Time deposits	140,942	853,222	492,445
Inventories	290,881	1,760,904	1,485,579
Accounts receivable (net of allowance for doubtful accounts of RMB2,056 and RMB2,032 (US$336) as of December 31, 2012 and 2013, respectively)	6,185	37,446	56,610
Prepaid expenses and other current assets	54,328	328,887	203,294
Amounts due from related parties	445	2,691	320
Total current assets	552,288	3,343,387	3,380,368
Fixed assets, net	39,943	241,805	121,274
Prepaid land lease payments	7,155	43,316	44,209
Prepaid expenses and deposits	983	5,949	37,275
Total non-current assets	48,081	291,070	202,758
Total assets	600,369	3,634,457	3,583,126
Current liabilities:
Accounts payable (including accounts payable of Beijing Dangdang Kewen E-Commerce Co., Ltd. and its subsidiary without recourse to E-Commerce China Dangdang Inc. of RMB335,272 and RMB183,373 (US$30,291) as of December 31, 2012 and 2013, respectively)	325,528	1,970,651	1,563,787
Short-term bank loans			600,000
Deferred revenue (including deferred revenue of Beijing Dangdang Kewen E-Commerce Co., Ltd. and its subsidiary without recourse to E-Commerce China Dangdang Inc. of RMB17,494 and RMB33,505 (US$5,535) as of December 31, 2012 and 2013, respectively)	67,363	407,794	228,765
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of Beijing Dangdang Kewen E-Commerce Co., Ltd. and its subsidiary without recourse to E-Commerce China Dangdang Inc. of RMB208,466 and RMB364,945 (US$60,284) as of December 31, 2012 and 2013, respectively)	107,440	650,413	414,776
Amounts due to related parties	526	3,182	2,333
Total current liabilities	500,857	3,032,040	2,809,661
Non-current liabilities (including non-current liabilities of Beijing Dangdang Kewen E-Commerce Co., Ltd. and its subsidiary without recourse to E-Commerce China Dangdang Inc. of RMB 1,889 and RMB4,146 (US$685) as of December 31, 2012 and 2013, respectively)	5,406	32,724	33,966
Total liabilities	506,263	3,064,764	2,843,627
Commitments and contingencies
Shareholders' equity:
Common shares				33	201	200	17	103	103
Additional paid-in capital	309,083	1,871,095	1,855,164
Accumulated other comprehensive loss	(22,291)	(134,939)	(92,066)
Accumulated deficit	(192,736)	(1,166,767)	(1,023,902)
Total shareholders' equity	94,106	569,693	739,499
Total liabilities and shareholders' equity	$ 600,369	3,634,457	3,583,126